UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2010

                                                                      (Form N-Q)

48459-0211                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA Tax Exempt Intermediate-Term Fund
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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2010 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (90.4%)

             ALABAMA (0.9%)
$     345    Montgomery BMC Special Care Facilities
               Financing Auth. (INS)                             4.88%      11/15/2018    $      345
   16,340    Montgomery Medical Clinic Board                     4.75        3/01/2026        14,291
    5,000    Prattville IDB                                      5.15        9/01/2013         5,135
    5,000    Private Colleges and Universities Facilities
               Auth. (INS)                                       4.75        9/01/2026         4,714
                                                                                          ----------
                                                                                              24,485
                                                                                          ----------
             ALASKA (0.5%)
    3,750    North Slope Borough (INS)                           4.36(a)     6/30/2011         3,740
    2,000    State (INS)                                         4.75        4/01/2021         2,001
    2,520    State (INS)                                         4.75        4/01/2022         2,521
    2,000    State (INS)                                         4.75        4/01/2023         2,000
    4,110    State (INS)                                         4.75        4/01/2024         4,074
                                                                                          ----------
                                                                                              14,336
                                                                                          ----------
             ARIZONA (1.8%)
    1,170    Health Facilities Auth.                             4.50        4/01/2016         1,207
      425    Health Facilities Auth.                             5.00        4/01/2017           440
    1,150    Health Facilities Auth.                             4.75        4/01/2025         1,110
    2,500    Maricopa County Union High School District
               No. 210 (INS)                                     4.50        7/01/2024         2,507
   15,000    Mohave County IDA                                   7.50        5/01/2019        16,344
    3,270    Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                   4.50(b)     7/01/2024         2,995
    2,115    Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                   4.54(b)     7/01/2025         1,916
    2,000    Pinal County IDA (INS)                              5.25       10/01/2020         1,887
    1,250    Pinal County IDA (INS)                              5.25       10/01/2022         1,134
    2,000    Pinal County IDA (INS)                              4.50       10/01/2025         1,598
    3,540    State (INS)                                         5.00       10/01/2019         3,827
    7,275    State (INS)                                         5.25       10/01/2020         7,855
    1,535    State Univ. (INS)                                   5.00        9/01/2024         1,553
    7,180    Univ. Medical Center Corp.                          5.00        7/01/2022         7,200
                                                                                          ----------
                                                                                              51,573
                                                                                          ----------
             ARKANSAS (0.6%)
    3,125    Baxter County                                       5.00        9/01/2026         2,847
    6,230    Independence County                                 5.00        1/01/2021         6,231
    4,000    Independence County (INS)                           4.90        7/01/2022         4,031
    4,905    Jefferson County                                    4.60       10/01/2017         4,926
                                                                                          ----------
                                                                                              18,035
                                                                                          ----------
             CALIFORNIA (9.2%)
   10,000    Chabot-Las Positas Community College
               District (INS)                                    4.85(a)    8/01/2022         5,250

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3  | USAA Tax Exempt Intermediate-Term Fund
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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   5,000    Chabot-Las Positas Community College
               District (INS)                                    4.88%(a)    8/01/2023    $    2,401
    5,000    City and County of San Francisco Airport
               Commission                                        5.25        5/01/2022         5,289
    7,000    City and County of San Francisco Airport
               Commission                                        5.25        5/01/2023         7,335
    2,000    Coronado Community Dev. Agency (INS)                5.00        9/01/2024         1,917
    7,000    Health Facilities Financing Auth.                   5.13        7/01/2022         7,226
    5,000    Irvine USD Special Tax District (INS)               5.25        9/01/2019         5,396
    2,500    Irvine USD Special Tax District (INS)               4.50        9/01/2020         2,548
    6,745    Kern County Board of Education (INS)                5.00        6/01/2026         6,606
   20,000    Los Angeles Department of Water and Power (INS)     4.75        7/01/2025        20,369
    3,320    Modesto Irrigation District (INS)                   5.64(a)     7/01/2017         2,387
    3,325    Modesto Irrigation District (INS)                   5.69(a)     7/01/2018         2,257
    5,000    Public Works Board                                  5.50        6/01/2019         5,131
    6,400    Public Works Board                                  5.50        4/01/2021         6,624
    6,755    Public Works Board                                  5.60        4/01/2022         6,952
    3,000    Public Works Board                                  5.13        3/01/2023         2,935
    3,130    Public Works Board                                  5.75        4/01/2023         3,209
    2,500    Public Works Board                                  5.25        3/01/2024         2,444
    2,000    Public Works Board                                  5.38        3/01/2025         1,950
    1,430    Sacramento Financing Auth. (INS)                    5.00       12/01/2024         1,366
   15,265    Sacramento Municipal Utility District Financing
               Auth. (INS)                                       4.75        7/01/2024        14,755
    4,720    Salinas Union High School District (INS)            4.37(a)     6/01/2016         3,793
    2,000    Salinas Union High School District (INS)            4.37(a)    10/01/2016         1,580
    3,525    San Bernardino County Redevelopment Agency (INS)    5.00        9/01/2025         3,021
    2,395    San Diego USD (INS)                                 4.50        7/01/2025         2,293
    5,000    San Francisco City and County Airport               4.90        5/01/2029         4,678
    3,000    San Jose USD (INS)                                  4.50        6/01/2024         2,879
    7,065    Santa Clara County Financing Auth. (INS)            4.75        5/15/2023         7,159
    7,400    Santa Clara County Financing Auth. (INS)            4.75        5/15/2024         7,448
    7,750    Santa Clara County Financing Auth. (INS)            4.75        5/15/2025         7,753
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe (c)          5.00        3/01/2020         2,899
    2,175    Semitropic Improvement District (INS)               5.25       12/01/2018         2,311
    2,500    Solano Community College District (INS)             4.85(a)     8/01/2023         1,201
    4,735    Solano Community College District (INS)             4.88(a)     8/01/2024         2,108
    4,035    South Orange County Public Financing Auth. (INS)    5.00        8/15/2022         3,938
    4,920    South Orange County Public Financing Auth. (INS)    5.00        8/15/2025         4,556
   20,000    State                                               5.25       10/01/2022        20,638
   27,445    State                                               5.75        4/01/2027        28,194
    3,120    Statewide Communities Dev. Auth.                    5.00        5/15/2021         3,031
    3,275    Statewide Communities Dev. Auth.                    5.00        5/15/2022         3,130
    3,440    Statewide Communities Dev. Auth.                    5.00        5/15/2023         3,240
    3,610    Statewide Communities Dev. Auth.                    5.00        5/15/2024         3,349
    3,795    Statewide Communities Dev. Auth.                    5.00        5/15/2025         3,477
    2,500    Statewide Communities Dev. Auth.                    4.50        9/01/2029         2,262
    1,245    Systemwide Univ. (INS)                              5.50       11/01/2015         1,332
   15,235    Tobacco Securitization Auth.                        4.75        6/01/2025        13,083
    3,470    Tuolumne Wind Project Auth.                         5.00        1/01/2022         3,629
    2,000    Washington Township Health Care District            5.75        7/01/2024         2,031
    3,500    Washington Township Health Care District            5.00        7/01/2025         3,270
                                                                                          ----------
                                                                                             262,630
                                                                                          ----------
             COLORADO (2.0%)
    4,500    Adams County (INS)                                  4.38        9/01/2017         4,517
    5,000    Adams County (INS)                                  5.10        1/01/2019         5,006
   30,955    Denver Health and Hospital Auth.                    4.75       12/01/2027        26,847
    1,000    Health Facilities Auth.                             5.25        6/01/2023         1,009
   10,000    Regional Transportation District                    5.00        6/01/2025         9,934

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                                                   PORTFOLIO OF INVESTMENTS |  4

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   9,045    State (INS)                                         5.00%      11/01/2023    $    9,291
                                                                                          ----------
                                                                                              56,604
                                                                                          ----------
             CONNECTICUT (0.5%)
    4,000    Health and Educational Facilities Auth. (INS)       5.00        7/01/2025         3,469
    4,400    Mashantucket (Western) Pequot Tribe,
               acquired 9/18/1997 and 12/20/2001;
               cost $4,388(c),(d),(e)                            5.70        9/01/2012         2,250
   16,500    Mashantucket (Western) Pequot Tribe,
               acquired 9/18/1997 thru 9/11/2009;
               cost $14,993(c),(d),(e)                           5.75        9/01/2018         7,642
                                                                                          ----------
                                                                                              13,361
                                                                                          ----------
             DELAWARE (0.3%)
    1,495    Health Facilities Auth. (INS)                       4.80        5/01/2017         1,390
    1,830    Health Facilities Auth. (INS)                       4.90        5/01/2018         1,685
    1,000    Health Facilities Auth. (INS)                       5.00        5/01/2019           912
    1,515    Health Facilities Auth. (INS)                       5.05        5/01/2020         1,371
    1,010    Municipal Electric Corp. (INS)                      5.25        7/01/2013         1,031
    1,460    Municipal Electric Corp. (INS)                      5.25        7/01/2017         1,490
    1,580    Municipal Electric Corp. (INS)                      5.25        7/01/2018         1,610
                                                                                          ----------
                                                                                               9,489
                                                                                          ----------
             DISTRICT OF COLUMBIA (0.5%)
    7,000    District of Columbia (INS)                          5.00        1/01/2025         6,924
    7,930    District of Columbia (INS)                          4.75        5/01/2027         6,163
                                                                                          ----------
                                                                                              13,087
                                                                                          ----------
             FLORIDA (7.3%)
    5,165    Brevard County School Board (INS)                   5.00        7/01/2025         5,189
    2,500    Broward County Airport System                       5.00       10/01/2024         2,502
    6,500    Broward County School Board (INS)                   5.00        7/01/2023         6,572
    4,000    Broward County School Board (INS)                   5.00        7/01/2024         4,003
    3,710    Broward County School Board (INS)                   5.00        7/01/2025         3,667
    7,905    Dade County (INS)                                   6.00(a)    10/01/2011         7,817
    8,610    Dade County (INS)                                   6.10(a)    10/01/2012         8,010
    3,270    Flagler County School Board (INS)                   5.00        8/01/2025         3,274
    8,000    Hillsborough County IDA                             5.65        5/15/2018         8,808
    1,725    Hillsborough County IDA                             5.50       10/01/2023         1,754
    4,250    Indian River County School Board (INS)              5.00        7/01/2024         4,265
    5,000    JEA St. Johns River Power Park (INS)                5.00       10/01/2020         5,323
   10,535    Lee County School Board (INS)                       5.00        8/01/2027        10,200
    9,515    Lee County School Board (INS)                       5.00        8/01/2028         9,107
      565    Miami Beach Health Facilities Auth.                 6.13       11/15/2011           566
    1,670    Miami Dade County (INS)                             5.00        4/01/2022         1,702
    2,805    Miami Dade County (INS)                             5.00        4/01/2023         2,844
    8,375    Miami Dade County (INS)                             4.75       11/01/2023         8,261
    2,345    Miami Dade County, 5.00%, 10/01/2013 (INS)          4.54(b)    10/01/2024         1,917
    9,830    Miami Dade County (INS)                             4.75       11/01/2024         9,505
    3,670    Miami Dade County, 5.00%, 10/01/2013 (INS)          4.57(b)    10/01/2025         2,949
    2,500    Miami Dade County (INS)                             5.00       10/01/2026         2,440
    6,440    Miami Dade County                                   5.00       10/01/2026         6,285
    7,000    Miami Dade County                                   5.00       10/01/2027         6,742
   10,000    Miami Dade County School Board (INS)                5.00        2/01/2024        10,253
   12,000    Miami Dade County School Board (INS)                5.25        5/01/2025        12,420
   12,000    Orange County Health Facility Auth.                 5.25       10/01/2022        12,188
    5,000    Orange County Health Facility Auth.                 5.38       10/01/2023         5,110
    7,450    Palm Beach County Health Facilities Auth. (INS)     5.00       12/01/2021         6,381
    1,500    Palm Beach County School Board (INS)                5.25        8/01/2018         1,580
      650    Palm Beach County School Board (INS)                5.00        8/01/2022           664
    6,000    Seminole Tribe (c)                                  5.75       10/01/2022         5,859
   14,815    Seminole Tribe (c)                                  5.50       10/01/2024        13,969

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5  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   4,585    Volusia County School Board (INS)                   5.00%       8/01/2022    $    4,676
    4,920    Volusia County School Board (INS)                   5.00        8/01/2023         4,993
    5,165    Volusia County School Board (INS)                   5.00        8/01/2024         5,197
                                                                                          ----------
                                                                                             206,992
                                                                                          ----------
             GEORGIA (0.9%)
   10,000    Burke County Dev. Auth.                             7.00        1/01/2023        11,533
    5,000    Coweta County Dev. Auth. (INS)                      4.35        9/01/2018         5,009
    4,000    Glynn-Brunswick Memorial Hospital Auth.             5.25        8/01/2023         4,047
    5,000    Savannah Hospital Auth. (INS)                       5.00        7/01/2018         5,004
                                                                                          ----------
                                                                                              25,593
                                                                                          ----------
             GUAM (0.2%)
    6,000    Education Financing Foundation (INS)                4.50       10/01/2026         4,962
                                                                                          ----------
             HAWAII (0.1%)
    2,330    Housing Finance and Dev. Corp.                      5.45        7/01/2017         2,333
                                                                                          ----------
             IDAHO (0.0%)
    1,000    Univ. of Idaho (INS)                                4.75        4/01/2022         1,012
                                                                                          ----------
             ILLINOIS (6.8%)
    1,000    Bedford Park Village                                4.60       12/01/2017         1,012
    3,240    Bedford Park Village                                4.80       12/01/2020         3,092
    3,085    Bedford Park Village                                4.90       12/01/2023         2,819
    6,040    Channahon                                           6.88        1/01/2020         5,900
    4,998    Chicago                                             6.63       12/01/2022         4,809
   14,925    Chicago Board of Education (INS)                    4.82(a)    12/01/2013        13,930
    2,170    Chicago-O'Hare International Airport (INS)          5.50        1/01/2014         2,199
    7,000    Chicago-O'Hare International Airport (INS)          5.00        1/01/2021         7,180
   10,000    Chicago-O'Hare International Airport (INS)          5.00        1/01/2022        10,190
    9,000    Chicago-O'Hare International Airport                5.25        1/01/2024         9,290
    2,370    Finance Auth.                                       5.50        5/01/2017         2,427
    2,000    Finance Auth.                                       5.00        8/15/2017         1,764
    4,340    Finance Auth.                                       5.75        5/01/2018         4,473
   14,360    Finance Auth.                                       5.00        2/15/2019        14,454
    2,080    Finance Auth.                                       5.00        2/15/2020         2,068
    1,710    Finance Auth.                                       5.00        2/15/2022         1,670
      750    Finance Auth.                                       5.25        4/01/2022           704
    2,000    Finance Auth.                                       5.00        4/01/2023         1,799
    3,400    Finance Auth. (INS)                                 5.00       11/01/2023         3,370
   10,500    Finance Auth. (INS)                                 5.00       11/15/2023        10,266
    7,140    Finance Auth.                                       5.13        2/15/2025         6,711
    4,165    Finance Auth.                                       5.00        4/01/2025         3,635
    8,000    Finance Auth.                                       4.50       11/15/2026         6,931
    1,750    Finance Auth.                                       5.40        4/01/2027         1,611
    1,000    Health Facilities Auth.                             5.25        9/01/2013         1,002
    2,000    Health Facilities Auth.                             5.25        9/01/2014         2,003
    2,500    Health Facilities Auth.                             5.25        9/01/2018         2,501
    3,000    Health Facilities Auth. (INS)                       5.00        2/15/2020         3,023
      825    Housing Dev. Auth.                                  4.55        7/01/2021           826
      365    Housing Dev. Auth.                                  4.60        7/01/2023           361
    3,495    Lake County Community Unit School District
               (INS) (ETM)                                       5.13(a)    12/01/2016         3,061
    4,555    Lake County Community Unit School District (INS)    5.13(a)    12/01/2016         3,705
    2,500    Metropolitan Pier and Exposition Auth., 5.20%,
               6/15/2012 (INS)                                   5.20(b)     6/15/2017         2,506
    2,500    Metropolitan Pier and Exposition Auth., 5.30%,
               6/15/2012 (INS)                                   5.30(b)     6/15/2018         2,490

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   4,000    Metropolitan Pier and Exposition Auth., 5.40%,
               6/15/2012 (INS)                                   5.40%(b)    6/15/2019    $    3,930
    5,000    Metropolitan Pier and Exposition Auth. (INS)        5.70(a)     6/15/2026         1,975
    2,000    Northeastern Illinois Univ.                         4.75       10/01/2025         2,001
    4,735    Northern Illinois Univ. (INS) (PRE)                 4.88        4/01/2018         4,752
    7,095    Railsplitter Tobacco Settlement Auth.               5.00        6/01/2018         7,222
   10,000    Railsplitter Tobacco Settlement Auth.               5.50        6/01/2023         9,762
    5,000    State (INS)                                         5.00        1/01/2021         4,938
    3,303    Volo Village, Lake County                           5.00        3/01/2016         3,045
   14,070    Will County Forest Preserve District (INS)          5.40(a)    12/01/2017        11,167
                                                                                          ----------
                                                                                             192,574
                                                                                          ----------
             INDIANA (2.6%)
   10,000    Finance Auth.                                       3.38        3/01/2019         9,525
   20,000    Finance Auth. (INS)                                 4.55       12/01/2024        18,323
    1,900    Finance Auth.                                       5.00       10/01/2027         1,886
    4,000    Health and Educational Facility Financing Auth.     5.00        2/15/2021         4,049
    8,375    Health and Educational Facility Financing Auth.     5.00        2/15/2022         8,449
    3,000    Jasper County (INS)                                 5.85        4/01/2019         3,272
    4,950    Municipal Power Agency (INS)                        5.25        1/01/2017         5,253
    2,100    Municipal Power Agency (INS)                        5.25        1/01/2018         2,222
    6,000    Rockport (INS)                                      4.63        6/01/2025         5,429
      870    St. Joseph County                                   5.45        2/15/2017           522
    7,260    St. Joseph County                                   5.75        2/15/2019         2,768
   11,000    Univ. of Southern Indiana (INS)                     5.00       10/01/2018        11,135
    1,500    Vanderburgh County Redevelopment District           5.00        2/01/2026         1,431
                                                                                          ----------
                                                                                              74,264
                                                                                          ----------
             IOWA (0.6%)
    9,190    Finance Auth. (INS)                                 5.00        7/01/2014         9,784
    1,325    Finance Auth. (INS)                                 5.00       12/01/2021         1,279
    1,390    Finance Auth. (INS)                                 5.00       12/01/2022         1,330
    1,460    Finance Auth. (INS)                                 5.00       12/01/2023         1,375
    1,535    Finance Auth. (INS)                                 5.00       12/01/2024         1,413
    1,610    Finance Auth. (INS)                                 5.00       12/01/2025         1,454
    1,690    Finance Auth. (INS)                                 5.00       12/01/2026         1,504
                                                                                          ----------
                                                                                              18,139
                                                                                          ----------
             KANSAS (0.8%)
   18,665    Wyandotte County                                    5.00       12/01/2020        18,785
    8,800    Wyandotte County                                    6.07(a)     6/01/2021         4,696
                                                                                          ----------
                                                                                              23,481
                                                                                          ----------
             KENTUCKY (0.3%)
    7,500    Economic Dev. Finance Auth. (INS)                   5.75       12/01/2028         7,791
                                                                                          ----------
             LOUISIANA (3.4%)
    2,150    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25       12/01/2015         2,267
    2,260    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25       12/01/2016         2,413
    2,355    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25       12/01/2017         2,515
    3,750    Local Government Environmental Facilities and
               Community Dev. Auth.                              6.50        8/01/2029         3,745
    7,000    New Orleans (INS)                                   5.13        9/01/2021         7,061
    6,825    Office Facilities Corp. (INS) (PRE)                 5.38        5/01/2018         7,000
    2,000    Office Facilities Corp. (INS)                       5.25       11/01/2018         2,157
   20,000    Public Facilities Auth.                             5.00        9/01/2028        18,856
   15,000    Public Facilities Auth.                             5.00        6/01/2030        14,318
    4,450    St. Martin Parish                                   4.35       10/01/2012         4,630

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   3,955    St. Tammany Parish Hospital Service District
               No. 1 (INS)                                       5.00%       7/01/2018    $    3,956
    2,440    Terrebonne Parish Hospital Service District No. 1   5.00        4/01/2022         2,475
    2,570    Terrebonne Parish Hospital Service District No. 1   5.00        4/01/2023         2,581
    2,000    Terrebonne Parish Hospital Service District No. 1   4.65        4/01/2024         1,905
    4,250    Terrebonne Parish Hospital Service District No. 1   5.00        4/01/2028         4,038
    9,000    Transportation Auth. (INS)                          4.38       12/01/2023         8,848
    9,000    Transportation Auth. (INS)                          4.38       12/01/2024         8,748
                                                                                          ----------
                                                                                              97,513
                                                                                          ----------
             MAINE (0.1%)
    1,685    Housing Auth.                                       5.35       11/15/2021         1,686
    1,500    Jay                                                 4.85        5/01/2019         1,453
                                                                                          ----------
                                                                                               3,139
                                                                                          ----------
             MARYLAND (0.4%)
    2,685    Community Dev. Administration                       5.88        7/01/2016         2,689
    2,500    EDC                                                 6.20        9/01/2022         2,823
    5,000    Health and Higher Educational Facilities Auth.      6.00        1/01/2028         5,008
                                                                                          ----------
                                                                                              10,520
                                                                                          ----------
             MASSACHUSETTS (1.2%)
    4,500    Commonwealth (INS) (PRE)                            5.50        3/01/2018         4,746
    3,110    Health and Educational Facilities Auth.             5.00        7/01/2019         3,162
    9,000    Health and Educational Facilities Auth.             6.00        7/01/2024         9,392
    4,000    Health and Educational Facilities Auth.             5.00        7/15/2027         3,419
    5,545    Massachusetts Bay Transportation Auth.              4.60(a)     7/01/2022         3,321
    7,790    Massachusetts Bay Transportation Auth.              4.65(a)     7/01/2023         4,397
    5,000    Massachusetts Bay Transportation Auth.              4.70(a)     7/01/2024         2,657
    1,600    Massachusetts Bay Transportation Auth.              4.73(a)     7/01/2025           796
    2,000    Massachusetts Dev. Finance Agency                   5.00        7/01/2030         1,806
      110    Water Pollution Abatement Trust                     4.75        8/01/2025           114
                                                                                          ----------
                                                                                              33,810
                                                                                          ----------
             MICHIGAN (1.8%)
   18,000    Building Auth. (INS)                                4.81(a)    10/15/2022         9,349
    1,325    Detroit Building Auth. (LOC - Comerica
               Bank, N.A.)                                       6.15        2/01/2011         1,330
    4,000    Detroit Downtown Dev. Auth. (INS)                   5.00        7/01/2018         3,957
   25,000    Dickinson County EDC                                4.80       11/01/2018        24,566
    1,640    Hospital Finance Auth.                              6.25       10/01/2016         1,643
    2,675    Hospital Finance Auth.                              5.00       11/15/2019         2,728
    3,400    Hospital Finance Auth.                              5.00       11/15/2022         3,392
    3,000    State Trunk Line Fund                               5.00       11/01/2019         3,316
    2,000    State Trunk Line Fund                               5.00       11/01/2020         2,169
                                                                                          ----------
                                                                                              52,450
                                                                                          ----------
             MINNESOTA (1.8%)
    1,080    Chippewa County                                     5.38        3/01/2022         1,059
    5,120    Chippewa County                                     5.50        3/01/2027         4,929
   18,015    Cohasset                                            4.95        7/01/2022        18,119
    2,500    Higher Education Facilities Auth.                   4.50       10/01/2027         2,377
    3,000    Municipal Power Agency                              4.38       10/01/2025         2,911
    4,545    St. Paul Housing and Redevelopment Auth.            5.70       11/01/2015         4,509
    1,500    St. Paul Housing and Redevelopment Auth.            5.85       11/01/2017         1,488
    7,680    St. Paul Housing and Redevelopment Auth.            5.15       11/15/2020         7,158
    3,500    St. Paul Housing and Redevelopment Auth.            5.25        5/15/2026         3,257

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   5,260    Washington County Hospital and
               Redevelopment Auth.                               5.38%      11/15/2018    $    5,032
                                                                                          ----------
                                                                                              50,839
                                                                                          ----------
             MISSISSIPPI (0.1%)
    1,650    Hospital Equipment and Facilities Auth.             5.00       12/01/2016         1,690
    1,000    Hospital Equipment and Facilities Auth.             5.25       12/01/2021           976
    1,260    Lincoln County (INS)                                5.50        4/01/2018         1,260
                                                                                          ----------
                                                                                               3,926
                                                                                          ----------
             MISSOURI (1.0%)
   17,545    Cape Girardeau County Health Care Facilities IDA    5.00        6/01/2027        15,711
    1,000    Cass County                                         5.00        5/01/2022           944
    3,315    Cass County                                         5.38        5/01/2022         3,234
    2,000    Cass County                                         5.50        5/01/2027         1,775
    2,000    Dev. Finance Board                                  4.75        6/01/2025         1,913
    1,955    Fenton City                                         4.50        4/01/2021         1,851
    1,760    Riverside IDA (INS)                                 5.00        5/01/2020         1,774
    1,330    St. Joseph IDA                                      5.00        4/01/2027         1,265
                                                                                          ----------
                                                                                              28,467
                                                                                          ----------
             MONTANA (0.2%)
    6,500    Forsyth (INS)                                       4.65        8/01/2023         6,478
                                                                                          ----------
             NEBRASKA (0.0%)
     560     Scotts Bluff County Hospital Auth.                  5.13       11/15/2019           560
                                                                                          ----------
             NEVADA (0.7%)
    2,865    Clark County                                        5.00        5/15/2020         2,941
   18,000    Humboldt County                                     5.15       12/01/2024        18,249
                                                                                          ----------
                                                                                              21,190
                                                                                          ----------
             NEW HAMPSHIRE (0.3%)
    5,000    Business Finance Auth.                              5.85       12/01/2022         5,026
    3,000    Strafford County                                    5.50        2/18/2011         2,997
                                                                                          ----------
                                                                                               8,023
                                                                                          ----------
             NEW JERSEY (2.1%)
    1,780    EDA                                                 5.75       12/01/2016         1,750
    5,000    EDA (INS)                                           5.00        7/01/2022         5,130
    3,500    EDA                                                 4.45        6/01/2023         3,497
    8,830    EDA                                                 5.25        9/01/2023         9,240
   13,500    EDA                                                 5.50        6/15/2024        12,822
   20,000    State Turnpike Auth.                                5.00        1/01/2021        21,386
    5,000    Tobacco Settlement Financing Corp.                  5.00        6/01/2017         4,943
                                                                                          ----------
                                                                                              58,768
                                                                                          ----------
             NEW MEXICO (1.1%)
   20,000    Farmington Pollution Control                        4.70        5/01/2024        18,227
    4,890    Jicarilla Apache Nation (c)                         5.00        9/01/2018         5,120
    3,250    Jicarilla Apache Nation (c)                         5.50        9/01/2023         3,367
    4,000    Sandoval County                                     4.38        6/01/2020         4,127
                                                                                          ----------
                                                                                              30,841
                                                                                          ----------
             NEW YORK (9.7%)
    2,500    Albany IDA                                          5.75       11/15/2022         2,567
    4,235    Dormitory Auth.                                     5.75        7/01/2013         4,521

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   1,500    Dormitory Auth.                                     5.25%       7/01/2015    $    1,670
    4,000    Dormitory Auth.                                     5.20        2/15/2016         4,008
    5,420    Dormitory Auth. (LOC - Allied Irish Banks plc)      4.40        7/01/2016         5,653
    2,005    Dormitory Auth.                                     5.25        7/01/2016         2,208
    4,760    Dormitory Auth.                                     5.30        2/15/2017         4,769
    2,000    Dormitory Auth.                                     5.25        7/01/2017         2,173
   12,560    Dormitory Auth. (ETM)                               5.30        2/15/2019        14,265
    5,000    Dormitory Auth.                                     5.00        7/01/2020         5,038
    3,090    Dormitory Auth. (PRE)                               5.05        2/01/2022         3,328
   24,935    Dormitory Auth.                                     5.00        7/01/2022        25,127
    2,500    Dutchess County IDA                                 4.50        8/01/2026         2,310
    1,410    East Rochester Housing Auth. (NBGA)                 4.05        2/15/2012         1,426
    2,000    East Rochester Housing Auth. (NBGA)                 4.63        2/15/2017         2,071
   17,075    Long Island Power Auth.                             5.00        4/01/2023        17,756
   10,000    Metropolitan Transportation Auth.                   6.25       11/15/2023        11,271
    2,500    Metropolitan Transportation Auth. (INS)             5.00       11/15/2024         2,554
   16,565    Metropolitan Transportation Auth.                   5.00       11/15/2024        16,804
    6,800    Metropolitan Transportation Auth.                   5.00       11/15/2024         6,912
    5,000    Monroe County IDC (INS)                             5.75        8/15/2030         5,571
    2,000    New York City (PRE)                                 5.63        8/01/2015         2,156
    2,455    New York City                                       5.63        8/01/2015         2,616
      810    New York City (PRE)                                 5.75        8/01/2016           875
    6,055    New York City                                       5.75        8/01/2016         6,447
    1,875    New York City                                       5.25       10/15/2019         2,037
    5,000    New York City                                       5.13       11/15/2022         5,373
    4,330    New York City                                       5.13       12/01/2022         4,618
    6,000    New York City                                       5.13       12/01/2023         6,340
   10,000    New York City                                       5.00        4/01/2024        10,407
   15,000    New York City                                       5.00        8/01/2024        15,761
    5,240    New York City                                       5.00        8/01/2024         5,452
    5,000    New York City                                       5.25       11/15/2024         5,317
    5,000    New York City                                       5.00        2/01/2025         5,167
   10,000    New York City Municipal Water Finance Auth.         5.38        6/15/2017        10,637
    3,500    New York City Transitional Finance Auth.            5.00        1/15/2022         3,661
   25,000    New York City Transitional Finance Auth.            5.00        5/01/2026        26,151
    6,000    Seneca Nation Indians Capital Improvements
               Auth. (c)                                         5.00       12/01/2023         4,772
      775    Suffolk County IDA                                  5.00       11/01/2013           811
    1,880    Suffolk County IDA                                  5.00       11/01/2014         1,971
    1,000    Suffolk County IDA                                  5.00       11/01/2015         1,048
    3,180    Suffolk County IDA (INS)                            4.75        6/01/2026         2,432
   11,000    Tobacco Settlement Financing Corp.                  5.50        6/01/2018        11,564
                                                                                          ----------
                                                                                             277,615
                                                                                          ----------
             NORTH CAROLINA (1.9%)
   16,235    Capital Facilities Finance Agency                   4.38       10/01/2031        14,385
    6,000    Eastern Municipal Power Agency                      5.50        1/01/2012         6,262
    4,885    Eastern Municipal Power Agency                      5.50        1/01/2015         5,231
    1,830    Eastern Municipal Power Agency                      5.50        1/01/2016         1,957
    1,000    Eastern Municipal Power Agency                      5.50        1/01/2017         1,070
    3,000    Eastern Municipal Power Agency                      5.00        1/01/2024         3,042
    5,500    Medical Care Commission                             5.00        7/01/2027         5,037
    3,400    Municipal Power Agency No. 1                        5.50        1/01/2013         3,680
    2,000    Municipal Power Agency No. 1                        5.25        1/01/2020         2,190
    3,600    Turnpike Auth. (INS)                                5.00        1/01/2022         3,783
    3,330    Turnpike Auth. (INS)                                5.13        1/01/2024         3,443
    4,000    Wake County Industrial Facilities and Pollution
               Control Financing Auth.                           5.38        2/01/2017         4,206
                                                                                          ----------
                                                                                              54,286
                                                                                          ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks (INS)                                   5.00       12/15/2022         1,033

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   2,055    Williams County                                     5.00%      11/01/2021    $    2,015
                                                                                          ----------
                                                                                               3,048
                                                                                          ----------
             OHIO (1.8%)
    9,000    Air Quality Dev. Auth.                              5.70        8/01/2020         9,066
    3,000    American Municipal Power, Inc.                      5.00        2/15/2021         3,136
    2,760    American Municipal Power, Inc.                      5.00        2/15/2022         2,852
   22,165    Buckeye Tobacco Settlement Financing Auth.          5.13        6/01/2024        17,131
    2,400    Fairview Park (INS)                                 4.13       12/01/2020         2,423
    2,650    Franklin County                                     5.50        7/01/2017         2,651
   10,000    Hamilton (INS)                                      4.65       10/15/2022        10,328
      740    Housing Finance Agency (NBGA)                       5.10        9/01/2017           770
    1,750    Miami County                                        5.25        5/15/2021         1,779
    2,000    Miami County                                        5.25        5/15/2026         1,934
                                                                                          ----------
                                                                                              52,070
                                                                                          ----------
             OKLAHOMA (1.4%)
    5,360    Cherokee Nation (INS) (c)                           4.60       12/01/2021         5,072
    9,210    Chickasaw Nation (c)                                5.38       12/01/2017         9,548
    5,000    Chickasaw Nation (c)                                6.00       12/01/2025         5,142
    3,895    Comanche County Hospital Auth. (INS)                5.25        7/01/2022         3,865
    3,000    Comanche County Hospital Auth. (INS)                5.25        7/01/2023         2,936
    1,400    Norman Regional Hospital Auth.                      5.50        9/01/2024         1,243
   13,100    Norman Regional Hospital Auth.                      5.00        9/01/2027        10,837
                                                                                          ----------
                                                                                              38,643
                                                                                          ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.58(a)     6/15/2025           490
    5,900    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.59(a)     6/15/2026         2,690
                                                                                          ----------
                                                                                               3,180
                                                                                          ----------
             PENNSYLVANIA (1.2%)
    1,000    Allegheny County IDA                                5.00        9/01/2021           920
    1,220    Allegheny County IDA                                5.10        9/01/2026         1,046
   17,300    Allegheny County IDA                                4.75       12/01/2032        17,817
    1,000    Delaware County Auth.                               5.00       10/01/2025           934
   13,000    Economic Development Financing Auth.                4.00       10/01/2023        11,684
    1,615    Lancaster County Hospital Auth.                     5.00       11/01/2026         1,576
                                                                                          ----------
                                                                                              33,977
                                                                                          ----------
             PUERTO RICO (0.5%)
   14,000    Government Dev. Bank                                4.75       12/01/2015        14,367
                                                                                          ----------
             RHODE ISLAND (0.4%)
      340    Health and Educational Building Corp. (INS)         5.50        5/15/2012           341
      765    Health and Educational Building Corp. (INS)         5.50        5/15/2016           766
    5,500    Health and Educational Building Corp. (INS)         5.00        5/15/2026         5,550
    5,915    Housing and Mortgage Finance Corp.                  4.65       10/01/2026         5,741
                                                                                          ----------
                                                                                              12,398
                                                                                          ----------
             SOUTH CAROLINA (1.9%)
    4,250    Georgetown County                                   5.95        3/15/2014         4,583
    5,000    Georgetown County                                   5.70        4/01/2014         5,267
    5,000    Lexington County Health Services District, Inc.     5.00       11/01/2024         5,037
    7,335    Lexington County Health Services District, Inc.     5.00       11/01/2026         7,210
    5,870    SCAGO Educational Facilities Corp. (INS)            4.75       12/01/2026         5,185
    6,325    SCAGO Educational Facilities Corp. (INS)            4.75       12/01/2026         5,586

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$  19,870    Tobacco Settlement Revenue Management Auth.         5.00%       6/01/2018    $   19,909
                                                                                          ----------
                                                                                              52,777
                                                                                          ----------
             SOUTH DAKOTA (0.3%)
    1,700    Health and Educational Facilities Auth.             5.00       11/01/2024         1,713
    6,025    Housing Dev. Auth. (INS)                            5.15       11/01/2020         6,096
                                                                                          ----------
                                                                                               7,809
                                                                                          ----------
             TENNESSEE (1.0%)
    7,000    Jackson                                             5.25        4/01/2023         7,130
    2,125    Johnson City Health and Educational Facilities
               Board                                             5.25        7/01/2026         1,961
    1,000    Nashville and Davidson County Health and
               Educational Facilities Board (INS)                5.10        8/01/2019           903
      745    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.00        9/01/2016           810
    1,255    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.00        9/01/2016         1,365
      935    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.25        9/01/2018         1,020
    1,565    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.25        9/01/2018         1,708
   14,750    Sullivan County Health, Educational and
               Housing Facilities Board                          5.25        9/01/2026        13,458
                                                                                          ----------
                                                                                              28,355
                                                                                          ----------
             TEXAS (15.4%)
    1,050    Alamo Community College District (INS)              5.00       11/01/2020         1,084
    2,300    Austin (INS)                                        5.00       11/15/2024         2,349
    5,610    Austin Utility Systems (INS)                        5.15(a)     5/15/2017         4,566
    1,855    Bastrop ISD (NBGA)                                  5.55(a)     2/15/2014         1,766
    3,030    Bastrop ISD (NBGA)                                  5.55(a)     2/15/2015         2,795
    3,055    Bastrop ISD (NBGA)                                  5.60(a)     2/15/2016         2,706
    3,155    Bastrop ISD (NBGA)                                  5.60(a)     2/15/2017         2,664
    4,540    Bexar County Health Facilities Dev. Corp.           5.00        7/01/2027         4,051
   32,925    Brazos River Auth.                                  5.38        4/01/2019        32,622
    5,365    Cass County IDC                                     5.35        4/01/2012         5,552
    2,680    Central Regional Mobility Auth., 4.55%,
               1/01/2014 (INS)                                   4.55(b)     1/01/2020         2,065
    3,445    Central Regional Mobility Auth., 4.60%,
               1/01/2014 (INS)                                   4.60(b)     1/01/2021         2,592
    2,500    Central Regional Mobility Auth.                     5.75        1/01/2025         2,469
    2,600    Conroe ISD (NBGA)                                   5.00        2/15/2023         2,743
    3,100    Conroe ISD (NBGA)                                   5.00        2/15/2024         3,256
   13,745    Denton ISD (NBGA)                                   5.03(a)     8/15/2023         7,327
   16,500    Denton ISD (NBGA)                                   5.06(a)     8/15/2024         8,226
    2,905    Eagle Mountain-Saginaw ISD (NBGA)                   4.38        8/15/2026         2,872
    1,520    Edgewood ISD (NBGA)                                 4.88        8/15/2019         1,537
    1,595    Edgewood ISD (NBGA)                                 5.00        8/15/2020         1,633
    1,675    Edgewood ISD (NBGA)                                 5.00        8/15/2021         1,714
    2,245    Ennis ISD (NBGA)                                    4.56(a)     8/15/2024         1,221
    3,715    Ennis ISD (NBGA)                                    4.58(a)     8/15/2025         1,909
    3,720    Ennis ISD (NBGA)                                    4.60(a)     8/15/2026         1,788
   40,000    Harris County IDC                                   5.00        2/01/2023        39,851
    1,895    Hidalgo County Health Services Corp.                4.75        8/15/2017         1,898
      350    Hidalgo County Health Services Corp.                5.00        8/15/2019           347
    3,805    Hidalgo County Health Services Corp.                5.00        8/15/2022         3,645
    1,785    Hidalgo County Health Services Corp.                5.00        8/15/2026         1,591
    4,000    Houston Airport System                              5.00        7/01/2024         4,124
    7,000    Houston Airport System                              5.00        7/01/2025         7,158
    4,955    Houston ISD Public Facility Corp. (INS)             5.35(a)     9/15/2015         4,371

================================================================================

                                                   Portfolio of Investments | 12

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   3,635    Houston ISD Public Facility Corp. (INS)             5.35%(a)    9/15/2015    $    3,206
    2,635    Houston ISD Public Facility Corp. (INS)             5.38(a)     9/15/2016         2,196
    6,955    Houston ISD Public Facility Corp. (INS)             5.38(a)     9/15/2016         5,797
    3,885    Houston ISD Public Facility Corp. (INS)             5.40(a)     9/15/2017         3,055
    2,485    Houston Public Improvement (INS) (PRE)              5.00        3/01/2019         2,706
      515    Houston Public Improvement (INS)                    5.00        3/01/2019           550
    5,000    Irving ISD (NBGA)                                   5.31(a)     2/15/2025         2,474
    2,200    Judson ISD (INS)                                    5.00        2/01/2023         2,279
    1,500    Judson ISD (INS)                                    5.00        2/01/2024         1,540
    1,595    La Porte ISD (INS)                                  5.00        2/15/2022         1,668
    3,535    La Porte ISD (INS)                                  5.00        2/15/2024         3,650
    3,830    Lewisville (INS)                                    5.38        9/01/2015         3,833
    4,555    Lower Colorado River Auth. (INS)                    4.38        5/15/2025         4,408
    4,555    Lower Colorado River Auth. (INS)                    4.38        5/15/2026         4,325
    2,325    Marlin ISD Public Facility Corp., acquired
               7/22/1998; cost $2,363(d)                         5.85        2/15/2018         2,350
    3,425    Mesquite Health Facilities Dev. Corp.               5.50        2/15/2025         3,114
    2,040    Midlothian Dev. Auth. (INS)                         5.00       11/15/2018         1,979
    2,235    Midlothian Dev. Auth. (INS)                         5.00       11/15/2021         2,065
    8,865    Midlothian Dev. Auth.                               6.00       11/15/2024         8,393
    1,695    Midlothian Dev. Auth. (INS)                         5.00       11/15/2026         1,450
    2,650    Midlothian Dev. Auth.                               5.13       11/15/2026         2,208
    2,500    North Texas Tollway Auth.                           6.00        1/01/2023         2,655
   15,000    North Texas Tollway Auth.                           6.00        1/01/2025        15,667
    2,800    Northside ISD (NBGA) (PRE)                          5.00        2/15/2017         2,816
    2,500    Northside ISD (NBGA) (PRE)                          5.00        2/15/2017         2,514
    2,865    Northside ISD (NBGA) (PRE)                          5.00        2/15/2018         2,882
    2,555    Northside ISD (NBGA) (PRE)                          5.00        2/15/2018         2,570
    1,220    Nueces River Auth. (INS)                            5.00        7/15/2023         1,249
    1,530    Nueces River Auth. (INS)                            5.00        7/15/2024         1,555
    2,965    Plano ISD (NBGA)                                    4.50        2/15/2023         3,061
    5,920    Port of Corpus Christi IDA                          5.40        4/01/2018         5,681
   17,715    Port of Corpus Christi IDC                          5.40        4/01/2018        17,230
    2,000    Red River Education Finance Corp.                   4.38        3/15/2025         1,928
    5,255    Red River Education Finance Corp.                   4.38        3/15/2026         4,991
    8,395    Rockwall ISD (NBGA)                                 5.14(a)     2/15/2022         4,786
    9,205    Sabine River Auth. (INS)                            4.95        3/01/2018         9,604
    2,000    San Leanna Education Facilities Corp.               5.00        6/01/2018         2,073
    1,965    San Leanna Education Facilities Corp.               5.13        6/01/2023         1,909
    1,000    San Leanna Education Facilities Corp.               5.13        6/01/2024           951
    1,545    San Leanna Education Facilities Corp.               5.13        6/01/2025         1,446
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)            4.86(a)     2/01/2023         2,968
    3,320    State                                               5.00        8/01/2016         3,684
    3,750    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25       11/15/2022         3,776
    1,100    Tarrant County Cultural Education Facilities
               Finance Corp.                                     6.00       11/15/2026         1,091
    8,300    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.13        5/15/2027         7,251
    8,000    Tarrant Regional Water District (INS)               5.25        3/01/2017         8,686
    2,000    Tarrant Regional Water District (INS)               5.25        3/01/2019         2,141
    2,000    Tarrant Regional Water District (INS)               5.25        3/01/2020         2,142
    5,000    Tarrant Regional Water District (INS)               4.38        3/01/2021         5,168
    7,000    Transportation Commission                           4.38        4/01/2025         7,039
   18,000    Transportation Commission                           4.50        4/01/2026        18,111
    4,000    Transportation Commission                           4.75        4/01/2027         4,047
    3,895    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2011         3,940
    2,125    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2012         2,188
    1,500    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2013         1,554
    7,170    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2019         7,035
    7,945    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2021         7,596
    3,360    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2022         3,176
    3,800    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2023         3,528
    8,745    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2026         7,881
   12,505    Univ. of Texas Board of Regents                     4.25        8/15/2025        12,561

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
$   1,795    Weatherford ISD (NBGA)                               4.73%(a)   2/15/2023    $    1,034
    1,795    Weatherford ISD (NBGA)                               4.77(a)    2/15/2024           976
    5,970    Williamson County (INS)                              5.13       2/15/2022         6,534
    1,385    Wylie ISD (NBGA)                                     5.00(a)    8/15/2014         1,301
    1,690    Wylie ISD (NBGA)                                     5.10(a)    8/15/2015         1,536
                                                                                          ----------
                                                                                             440,250
                                                                                          ----------
             UTAH (0.8%)
    4,410    Intermountain Power Agency (INS) (ETM)               5.00       7/01/2012         4,426
   19,249    Jordanelle Special Service District (c)             12.00       8/01/2030        19,726
                                                                                          ----------
                                                                                              24,152
                                                                                          ----------
             VERMONT (0.3%)
    9,000    Vermont EDA                                          5.00      12/15/2020         8,909
                                                                                          ----------
             VIRGINIA (2.1%)
    1,750    Albemarle County IDA                                 5.00       1/01/2024         1,599
    2,290    College Building Auth.                               5.00       6/01/2021         2,303
   11,280    College Building Auth.                               5.00       6/01/2026        10,710
   15,329    Farms of New Kent Community Dev. Auth.               5.13       3/01/2036        10,346
    3,889    Peninsula Town Center Community Dev. Auth.           5.80       9/01/2017         3,949
    6,752    Peninsula Town Center Community Dev. Auth.           6.25       9/01/2024         6,390
    5,378    Peninsula Town Center Community Dev. Auth.           6.35       9/01/2028         4,985
   10,000    Roanoke EDA                                          5.00       7/01/2025         9,888
   10,000    Roanoke IDA (INS)                                    5.00       7/01/2027         9,667
    1,000    Small Business Financing Auth.                       5.13       9/01/2022           956
                                                                                          ----------
                                                                                              60,793
                                                                                          ----------
             WASHINGTON (0.5%)
    1,800    Health Care Facilities Auth. (INS)                   5.00      12/01/2023         1,700
    2,000    Health Care Facilities Auth. (INS)                   5.00      12/01/2024         1,849
    2,310    Health Care Facilities Auth. (INS)                   5.00      12/01/2025         2,095
    1,470    Higher Education Facilities Auth.                    5.20      10/01/2017         1,472
    2,000    Housing Finance Commission (INS)                     5.88       7/01/2019         2,005
    5,000    King County Housing Auth. (INS)                      5.20       7/01/2018         4,728
                                                                                          ----------
                                                                                              13,849
                                                                                          ----------
             WISCONSIN (0.9%)
    2,825    Health and Educational Facilities Auth. (INS)        5.25       8/15/2012         2,832
    5,000    Health and Educational Facilities Auth. (INS)        5.13       8/15/2020         5,001
    8,300    Health and Educational Facilities Auth.              5.13       2/15/2026         7,708
    1,480    Housing and EDA                                      4.85       9/01/2017         1,498
    1,345    Kaukauna Area School District (INS) (PRE)            4.85       3/01/2017         1,355
    6,000    Sheboygan (INS)                                      5.00       9/01/2015         6,631
                                                                                          ----------
                                                                                              25,025
                                                                                          ----------
             Total Fixed-Rate Instruments (cost: $2,632,997)                               2,578,768
                                                                                          ----------
             PUT BONDS (7.8%)

             ALABAMA (0.4%)
   10,900    Baptist Health Care Auth.                            6.00      11/15/2024        11,311
                                                                                          ----------
             ARIZONA (0.5%)
   12,500    Maricopa County                                      6.00       5/01/2029        13,340
                                                                                          ----------
             CALIFORNIA (0.1%)
    3,000    Health Facilities Financing Auth.                    4.95       7/01/2026         3,222
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
             FLORIDA (0.8%)
$   7,375    Miami-Dade County IDA                               4.00%      10/01/2018    $    7,288
   16,000    Putnam County Dev. Auth. (INS)                      5.35        3/15/2042        16,687
                                                                                          ----------
                                                                                              23,975
                                                                                          ----------
             GEORGIA (0.3%)
    7,825    DeKalb County Housing Auth.                         4.70       10/01/2031         8,000
                                                                                          ----------
             ILLINOIS (0.3%)
    7,500    Educational Facilities Auth.                        4.75       11/01/2036         7,978
                                                                                          ----------
             LOUISIANA (0.5%)
   14,000    Public Facilities Auth.                             7.00       12/01/2038        14,556
                                                                                          ----------
             MASSACHUSETTS (0.2%)
    6,000    Dev. Finance Agency                                 5.75       12/01/2042         6,406
                                                                                          ----------
             MICHIGAN (1.5%)
   15,000    Hospital Finance Auth.                              6.00       12/01/2034        17,799
   15,000    Monroe County EDC (INS)                             4.65       10/01/2024        15,116
   10,550    Strategic Fund Ltd. (INS)                           4.85        9/01/2030        10,696
                                                                                          ----------
                                                                                              43,611
                                                                                          ----------
             NEW MEXICO (1.0%)
   10,000    Farmington                                          4.75        6/01/2040         9,730
   20,000    Farmington                                          5.20        6/01/2040        19,271
                                                                                          ----------
                                                                                              29,001
                                                                                          ----------
             OHIO (0.3%)
    8,000    Air Quality Dev. Auth.                              5.75        6/01/2033         8,832
                                                                                          ----------
             PENNSYLVANIA (0.4%)
   10,000    Economic Dev. Financing Auth.                       2.63       12/01/2033        10,060
                                                                                          ----------
             TENNESSEE (0.1%)
    1,925    Knox County Health, Educational, and Housing
               Facilities Board (NBGA)                           4.90        6/01/2031         1,958
                                                                                          ----------
             TEXAS (1.1%)
    3,385    Beaumont Multifamily Housing Finance Corp. (NBGA)   4.70       12/15/2031         3,428
    7,500    Matagorda County Navigation District No. 1          5.13        6/01/2030         7,603
    3,385    Montgomery County Housing Finance Corp. (NBGA)      4.85        6/01/2031         3,427
   15,000    North State Tollway Auth.                           6.00        1/01/2038        16,227
                                                                                          ----------
                                                                                              30,685
                                                                                          ----------
             WISCONSIN (0.3%)
    9,000    Madison                                             4.88       10/01/2027         9,380
                                                                                          ----------
             Total Put Bonds (cost: $213,953)                                                222,315
                                                                                          ----------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON         FINAL           VALUE
(000)        SECURITY                                            RATE        MATURITY          (000)
----------------------------------------------------------------------------------------------------
             PERIODIC AUCTION RESET BONDS (0.1%)

             OKLAHOMA (0.1%)
$   5,900    Tulsa County Industrial Auth., acquired
               7/20/2006; cost $5,900 (d),(f)(cost: $5,900)      0.54%       1/01/2039    $    1,770
                                                                                          ----------
             VARIABLE-RATE DEMAND NOTES (0.6%)

             ALABAMA (0.3%)
    8,500    Washington County IDA (LOC - Regions Bank)          4.00        8/01/2037         8,500
                                                                                          ----------
             ILLINOIS (0.3%)
    8,000    Illinois State (LIQ)                                3.25       10/01/2033         8,000
                                                                                          ----------
             Total Variable-Rate Demand Notes (cost: $16,500)                                 16,500
                                                                                          ----------
             TOTAL INVESTMENTS (COST: $2,869,350)                                         $2,819,353
                                                                                          ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                   (LEVEL 1)
                                 QUOTED PRICES      (LEVEL 2)
                                   IN ACTIVE          OTHER         (LEVEL 3)
                                    MARKETS        SIGNIFICANT     SIGNIFICANT
                                 FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                              ASSETS           INPUTS           INPUTS              TOTAL
-----------------------------------------------------------------------------------------------
FIXED-RATE INSTRUMENTS           $     --          $2,578,768      $   --           $ 2,578,768
PUT BONDS                              --             222,315          --               222,315
PERIODIC AUCTION RESET BONDS           --                  --       1,770                 1,770
VARIABLE-RATE DEMAND NOTES             --              16,500          --                16,500
-----------------------------------------------------------------------------------------------
Total                            $     --          $2,817,583      $1,770           $ 2,819,353
-----------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   PERIODIC AUCTION RESET BONDS
-----------------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                             $1,770
Net realized gain (loss)                                                                      -
Change in net unrealized appreciation/depreciation                                            -
Net purchases (sales)                                                                         -
Transfers in and/or out of Level 3                                                            -
-----------------------------------------------------------------------------------------------
Balance as of December 31, 2010                                                          $1,770
-----------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2010, were $52,560,000 and $102,557,000, respectively, resulting in net unrealized depreciation of $49,997,000.

================================================================================

                                         Notes to Portfolio Of Investments |  18

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,851,111,000 at December 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2010, was $14,012,000, which represented 0.5% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Security was fair valued at December 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.